INCOME TAXES (Summary of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Opening balance	$ 222
Liability assumed in connection with the acquisition of RepliWeb		193
Additions for prior years' tax position	14	(2)
Additions for current year's tax position		31
Reduction of prior years' tax position due to lapse of statute of limitation	(35)
Closing balance	201	222
Included in accrued expenses and other current liabilities	110
Included in other long term liabilities	$ 91	$ 222